INVENTORY	12 Months Ended
Dec. 31, 2017
Inventory
Note 8 - INVENTORY

	December 31, 2017	December 31, 2016	January 1, 2016

Process material stockpiles	$3,565,892	$2,604,720	$2,434,943
Concentrate inventory	3,436,879	1,895,808	159,998
Materials and supplies	2,099,486	1,303,484	737,598
	$9,102,257	$5,804,012	$3,332,539

The amount of inventory recognized as an expense for the year ended December 31, 2017, totalled $21,975,130 (2016 – $19,160,800; 2015 - $8,573,200), and includes production costs and depreciation and depletion directly attributable to the inventory production process.